Fair value measurement (Tables)	12 Months Ended
Mar. 31, 2022
Fair value measurement
Table of assets and liabilities that are measured at fair value on a recurring basis and categorized using the fair value hierarchy

	As of March 31, 2021
	Level 1	Level 2	Level 3	Total

	(in millions of RMB)
Assets
Time deposits (i)	—	104,896	—	104,896
Wealth management products (i)	—	47,480	—	47,480
Restricted cash and escrow receivables	35,207	—	—	35,207
Listed equity securities (ii)	124,841	—	—	124,841
Convertible and exchangeable bonds (ii)	—	1,698	9,645	11,343
Option agreements (iii)	—	2,493	111	2,604
Others (v)	686	128	3,895	4,709
	160,734	156,695	13,651	331,080
Liabilities
Contingent consideration in relation to investments and acquisitions (iv)	—	—	2,232	2,232
Interest rate swap contracts and others (iv)	—	47	174	221
	—	47	2,406	2,453

	As of March 31, 2022
	Level 1	Level 2	Level 3	Total

	(in millions of RMB)
Assets
Time deposits (i)	—	233,724	—	233,724
Wealth management products (i)	—	21,261	—	21,261
Marketable debt securities (i)	—	1,529	—	1,529
Restricted cash and escrow receivables	37,455	—	—	37,455
Listed equity securities (ii)	103,260	—	—	103,260
Convertible and exchangeable bonds (ii)	—	1,067	7,272	8,339
Option agreements (iii)	—	1	825	826
Others (v)	2,196	2,402	8,292	12,890
	142,911	259,984	16,389	419,284
Liabilities
Contingent consideration in relation to investments and acquisitions (iv)	—	—	829	829
Interest rate swap contracts and others (iv)	—	354	170	524
	—	354	999	1,353

(i)	Included in short-term investments on the consolidated balance sheets.
(ii)	Included in equity securities and other investments on the consolidated balance sheets.
(iii)	Included in prepayments, receivables and other assets on the consolidated balance sheets.
(iv)	Included in accrued expenses, accounts payable and other liabilities on the consolidated balance sheets.
(v)	Others primarily represent other investments with underlying assets measured at fair value.

Schedule of rolling forward of convertible bonds categorized within Level 3 under the fair value hierarchy

Amounts
(in millions of RMB)
Balance as of March 31, 2020	3,995
Additions	4,477
Net increase in fair value	1,306
Foreign currency translation adjustments	(133)
Balance as of March 31, 2021	9,645
Additions	1,915
Net decrease in fair value	(2,734)
Disposal	(1,225)
Conversion	(162)
Foreign currency translation adjustments	(167)
Balance as of March 31, 2022	7,272

Schedule of rolling forward of contingent consideration in relation to investments and acquisitions categorized within Level 3 under the fair value hierarchy

Amounts
(in millions of RMB)
Balance as of March 31, 2020	4,400
Net decrease in fair value	(48)
Payment	(1,972)
Foreign currency translation adjustments	(148)
Balance as of March 31, 2021	2,232
Additions	376
Net decrease in fair value	(19)
Payment	(1,746)
Foreign currency translation adjustments	(14)
Balance as of March 31, 2022	829